Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Chile ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 20.4%
Banco de Chile	487,723,737	$42,698,003
Banco de Credito e Inversiones SA	617,168	21,402,903
Banco Santander Chile	480,946,668	20,754,514
Grupo Security SA	25,970,458	4,706,326
Itau CorpBanca Chile SA	2,548,150,098	7,341,840

		96,903,586

Beverages — 4.9%
Cia. Cervecerias Unidas SA	1,962,034	13,787,418
Vina Concha y Toro SA	5,468,739	9,368,503

		23,155,921

Diversified Financial Services — 1.0%
Inversiones La Construccion SA	772,271	4,782,355

Electric Utilities — 17.5%
Enel Americas SA	368,794,742	53,177,449
Enel Chile SA	289,838,069	20,053,592
Engie Energia Chile SA	8,056,209	9,662,871

		82,893,912

Food & Staples Retailing — 5.5%
Cencosud SA	11,214,190	19,250,517
SMU SA	44,528,294	6,734,133

		25,984,650

Independent Power and Renewable Electricity Producers — 5.1%
AES Gener SA	47,246,216	8,315,502
Colbun SA	100,621,060	16,004,288

		24,319,790

IT Services — 1.2%
SONDA SA	8,963,513	5,907,040

Marine — 0.7%
Cia. Sud Americana de Vapores SA(a)	108,789,472	3,318,871

Metals & Mining — 2.0%
CAP SA	1,001,589	9,467,062

Multiline Retail — 5.5%
Falabella SA	6,046,684	20,583,148
Ripley Corp. SA	17,919,340	5,606,875

		26,190,023

Oil, Gas & Consumable Fuels — 6.9%
Empresas COPEC SA	4,178,327	32,956,831

Paper & Forest Products — 4.4%
Empresas CMPC SA	9,703,383	20,874,741

Security	Shares	Value

Real Estate Management & Development — 3.0%
Cencosud Shopping SA	1,141,283	$1,886,540
Parque Arauco SA	8,125,032	12,520,746

		14,407,286

Textiles, Apparel & Luxury Goods — 0.7%
Forus SA	2,316,745	3,447,798

Water Utilities — 3.8%
Aguas Andinas SA, Class A	40,974,710	11,805,811
Inversiones Aguas Metropolitanas SA	8,339,089	6,307,997

		18,113,808

Wireless Telecommunication Services — 2.6%
Empresa Nacional de Telecomunicaciones SA	2,037,040	12,269,565

Total Common Stocks — 85.2% (Cost: $414,740,230)		404,993,239

Preferred Stocks

Beverages — 2.4%
Embotelladora Andina SA, Class B, Preference Shares, NVS	4,980,033	11,199,767

Chemicals — 12.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	1,231,487	57,640,007

Total Preferred Stocks — 14.5% (Cost: $40,603,640)		68,839,774

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(c)	770,000	770,000

Total Short-Term Investments — 0.2% (Cost: $770,000)		770,000

Total Investments in Securities — 99.9% (Cost: $456,113,870)		474,603,013

Other Assets, Less Liabilities — 0.1%		604,278

Net Assets — 100.0%		$475,207,291

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Chile ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$2,080,000	$—	$(1,310,000	)(a)	$—	$—	$770,000	770,000	$165	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	15	12/18/20	$ 902	$8,324

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$404,993,239	$—	$—	$404,993,239
Preferred Stocks	68,839,774	—	—	68,839,774
Money Market Funds	770,000	—	—	770,000

	$474,603,013	$—	$—	$474,603,013

Derivative financial instruments(a)
Assets
Futures Contracts	$8,324	$—	$—	$8,324

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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